Annual Notice of Securities Sold Pursuant to Rule  24F-2

                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                    FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

1.     Name and address of issuer:

	       Pruco Life Insurance Company
	       Pruco Life Variable Appreciable Account
	       213 Washington Street
	       Newark, NJ 07102-2992

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of
	      securities of the issuer, check the box but do not list series or classes):
        (N/A)
3.     Investment Company Act File Number:
	       811-3971
       Securities Act File Number:
	       2-89558
4(a).  Last Day of fiscal year for which this Form is filed:
	       December 31, 1997

4(b).  Check box if this Form is being filed late (i.e. more than 90 calendar
	      days after the end of the issuer's fiscal year).(See Instructions A.2)
        (     )

       Note: If the Form is being filed late, interest must be paid on the
	      registration fee due.
4(c).  Check box if this is the last time the issuer will be filing this Form.
        (      )


5.     Calculation of registration fee:
	           (i) 	Aggregate sale price of securities sold during the fiscal
                 year	pursuant to section  24(f):
	                                                    	$59,347,000
            (ii) Aggregate price of securities redeemed or repurchased during
	                the fiscal year:
 		                                                   $165,335,000

           	(iii)Aggregate price of securities redeemed or repurchased during
               		any prior fiscal year ending no earlier than October 11, 1995
		               that were not previously used to reduce registration fees
		               payable to the Commission:

                                                       $0

            (iv) Total available redemption credits (add Items 5(ii)
                 and 5(iii):

                                                       =$165,335,000
	           (v) Net sales-if Item 5(i) is greater than Item 5(iv) (subtract Item 5(iv) from Item 5(i)):


            (vi) Redemption credits available for use in future
                 years -if Item 5(i) is less than Item 5(iv) (subtract
                 Item 5(iv) from Item	5(i)):

                                               	        $(105,988,000)
	           (vii)Multiplier for determining registration fee
                 (See instructions	C.9):

                                                        X .00030303
           (viii)Registration fee due (multiply Item 5(v) by Item 5(vii))
                 (enter "0" if no fee is due ):
                                                        =$0
6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
     deducted here:_______0_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________0_____________.


7.   Interest due-if this Form is being filed more than 90 days after the
	    end of the issuer's fiscal year  (See instruction D):
                                                          +$ 0

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):

                                                           =$0
9.    Date the registration fee and any interest payment was sent to the
	     Commission's lockbox depository:

      Method of Delivery:

      (    )    Wire Transfer

      (    )    Mail or other means
                                      SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY: /S/ Linda Dougherty                WITNESS: /S/ Mike Ostronic
Vice President of Accounting           Director of Accounting


Date____________________
*Please print the name and title of the signing officer below the signature.